SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) ¥ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2012 USD ($)
Variable Interest Entity [Line Items]
Carrying value of equity method investments		$ 0			$ 168,610
Cash and cash equivalents		4,380,328	$ 1,671,230		7,697,926	$ 13,070,987
Accounts receivable		113,816			91,326
Amounts due from related parties		972			12,117
Property and equipment		293,567			514,573
Investment in affiliates					168,610
Deposits and other non-current assets		347,963
Accounts payable		3,075,591			2,824,167
Amounts due to related parties within the Group		709,911			912,534
Accrued expenses and other current liabilities		5,980,164			5,689,608
Current portion of service obligation to related party affiliate					24,700
Total current liabilities		9,765,666			14,335,564
Long-term service obligation to related party affiliate					160,548
Total deficit		187,095,885			189,147,067
Net revenue	$ 10,909,039	8,583,642	13,141,905
Net profit (loss)	(2,051,182)	(10,727,642)	(34,427,734)
Ku6 Beijing Information
Variable Interest Entity [Line Items]
Interest-free loans to the nominee shareholders of VIEs | ¥				¥ 20
Ku6 Network
Variable Interest Entity [Line Items]
Interest-free loans to the nominee shareholders of VIEs | ¥				10
Ku6 Culture
Variable Interest Entity [Line Items]
Interest-free loans to the nominee shareholders of VIEs | ¥				¥ 1
Consolidated VIEs
Variable Interest Entity [Line Items]
Cash and cash equivalents		2,329,590			153,648
Accounts receivable		105,762			68,347
Amounts due from related parties		501			415
Property and equipment		171
Investment in affiliates					168,610
Deposits and other non-current assets		321,709
Total assets		2,757,733			391,020
Registered capital and PRC additional paid-in-capital of VIEs		4,900,000			4,800,000
Accounts payable		250,084			246,235
Amounts due to related parties within the Group		20,235,986			19,382,456
Accrued expenses and other current liabilities		1,283,410			244,666
Other payables due to related parties within the Group		8,413,361			8,502,294
Current portion of service obligation to related party affiliate					24,700
Total current liabilities		30,182,841			28,400,351
Long-term service obligation to related party affiliate					160,548
Total liabilities		30,182,841			28,560,899
Total deficit		27,400,000			$ 28,200,000
Net revenue	11,680,860	8,850,824	14,483,007
Net profit (loss)	(2,217,143)	(910,807)	4,746,859
Charges from VIEs included in net revenue	$ 1,500,000	$ 2,600,000	$ 2,300,000